EXPLORATION, EVALUATION AND PROJECT EXPENSES (Tables)	12 Months Ended
Dec. 31, 2021
Exploration for and evaluation of mineral resources [Abstract]
Schedule of exploration, evaluation and project expenses

For the years ended December 31	2021	2020
Global exploration and evaluation[1]	$122	$143
Project costs:
Pascua-Lama	46	37
Other	39	27
Corporate development	16	9
Minesite exploration and evaluation[1]	64	79
Total exploration, evaluation and project expenses	$287	$295
[1]Approximates the impact on operating cash flow.